Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,500,000
Previously Paid Amount	0.00
Total Fee Amount	842.05
Total Offset Amount	0.00
Net Fee	842.05
Narrative - Max Aggregate Offering Price	$ 5,500,000
Final Prospectus	true